PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2020
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of plans sponsored by the Company and its subsidiaries and related benefit types

Plan	Type	Entity	Sponsor
PBS-A	Defined benefit (DB)	Sistel	Telefônica Brasil, jointly with other telecoms resulting from privatization of the Sistema Telebrás
PAMA / PCE	Defined benefit (DB)	Sistel	Telefônica Brasil, jointly with other telecoms resulting from privatization of the Sistema Telebrás
Healthcare - Law No. 9656/98	Defined benefit (DB)	Telefônica Brasil	Telefônica Brasil, Terra Networks, TGLog and TIS
CTB	Defined benefit (DB)	Telefônica Brasil	Telefônica Brasil
Telefônica BD	Defined benefit (DB)	VisãoPrev	Telefônica Brasil
VISÃO	Defined contribution (DC) / Hybrid	VisãoPrev	Telefônica Brasil, Terra Networks, TGLog and TIS

Schedule of reconciliation of net liabilities (assets)

	12.31.20			12.31.19
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Present value of DB plan obligations	2,238,700	1,863,359	4,102,059	2,429,478	2,016,614	4,446,092
Fair value of plan assets	3,411,297	1,004,048	4,415,345	3,696,914	1,001,112	4,698,026
Net liabilities (assets)	(1,172,597)	859,311	(313,286)	(1,267,436)	1,015,502	(251,934)

Asset limitation	1,081,325	21,480	1,102,805	1,128,691	57,371	1,186,062

Current assets	(82,935)	—	(82,935)	(71,776)	—	(71,776)
Non-current assets	(82,127)	—	(82,127)	(149,163)	—	(149,163)
Current liabilities	6,475	15,680	22,155	6,937	18,620	25,557
Non-current liabilities	67,315	865,111	932,426	75,257	1,054,253	1,129,510

Summary of total expenses recognized in the income statement

	2020			2019			2018
	Post-	Post-		Post-	Post-		Post-	Post-
	retirement	retirement		retirement	retirement		retirement	retirement
	pension plans	health plans	Total	pension plans	health plans	Total	pension plans	health plans	Total
Current service cost	3,036	26,576	29,612	3,155	16,293	19,448	2,931	13,722	16,653
Net interest on net actuarial assets/liabilities	(10,385)	82,151	71,766	5,713	56,612	62,325	6,074	45,892	51,966
Total	(7,349)	108,727	101,378	8,868	72,905	81,773	9,005	59,614	68,619

Summary of amounts recognized in other comprehensive income (loss)

	2020			2019			2018
	Post-	Post-		Post-	Post-		Post-	Post-
	retirement	retirement		retirement	retirement		retirement	retirement
	pension plans	health plans	Total	pension plans	health plans	Total	pension plans	health plans	Total
Actuarial (losses) gains	114,556	(256,010)	(141,454)	(188,889)	412,416	223,527	(186,170)	184,527	(1,643)
Asset limitation effect	(128,320)	(40,137)	(168,457)	(24,297)	2,430	(21,867)	188,259	(93,125)	95,134
Total	(13,764)	(296,147)	(309,911)	(213,186)	414,846	201,660	2,089	91,402	93,491

Schedule of changes in amount net of liability (asset) of defined benefit, net

	12.31.20			12.31.19
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Net defined benefit liability (asset) at the beginning of the year	(138,745)	1,072,873	934,128	68,368	600,113	668,481
Business combinations	—	—	—	—	1,994	1,994
Expenses	(7,349)	108,727	101,378	8,868	72,905	81,773
Sponsor contributions	(8,229)	(4,662)	(12,891)	(8,776)	(16,985)	(25,761)
Amounts recognized in OCI	(13,764)	(296,147)	(309,911)	(213,186)	414,846	201,660
Distribution of reserves	76,815	—	76,815	5,981	—	5,981
Net defined benefit liability (asset) at the end of the year	(91,272)	880,791	789,519	(138,745)	1,072,873	934,128
Actuarial assets per balance sheet	(165,062)	—	(165,062)	(220,939)	—	(220,939)
Actuarial liabilities per balance sheet	73,790	880,791	954,581	82,194	1,072,873	1,155,067

Schedule of results projected for 2020

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Current service cost	2,183	21,361	23,544
Net interest on net defined benefit liability/asset	7,062	70,436	77,498
Total	9,245	91,797	101,042

Schedule of sponsoring company contributions projected for 2020

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Sponsor contributions	1,670	6,475	8,145
Benefits paid directly by the sponsor	—	15,686	15,686
Total	1,670	22,161	23,831

Schedule of average weighted duration of defined benefit liability

	Post-retirement		Post-retirement
	pension plans		health plans
In 2020	7.9	years	16.3	years
In 2019	8.3	years	18.1	years

Schedule of actuarial assumptions

12.31.20
	Post-retirement pension plans	Post-retirement health plans
Discount rate to present value of defined benefit liability	Visão: 6.4% / PBS-A: 7.4% / Telefônica BD: 7.7% / CTB: 7.0%	PAMA and PCE: 7.7% / Law 9.656/98: 7.9%
Future salary growth rate	CTB and PBS-A: N/A / Visão telefônica: 4.8% / Visão Multi: 6.4% / Telefônica BD: 4.6%	N/A
Medical expense growth rate	N/A	6.6%
Nominal annual adjustment rate of pension benefits	3.5%	N/A
Medical service eligibility age	N/A	Female participants: 59 years Male participants: 63 years
Estimated retirement age	PBS-A, CTB and Telefônica BD: 57 years Visão: 60 years	Female participants: 59 years Male participants: 63 years
Mortality table for nondisabled individuals	PBS-A, CTB and Telefônica BD: AT-2000 Basic segregated by gender, down-rated by 10% Visão: AT-2000 Basic segregated by gender, down-rated by 50%	AT-2000 Basic segregated by gender, down-rated by 10%
Mortality table for disabled individuals	PBS-A, CTB and Telefônica BD: RP-2000 Disabled Male, down-rated by 60% Visão: N/A	PAMA and PCE: RP-2000 Disabled Male, down-rated by 40% Law 9.656/98: RP-2000 Disabled Male, down-rated by 60%
Disability table	Telefônica BD: Light-Forte PBS-A and CTB: N/A Visão Telefônica: Álvaro Vindas, down-rated by 50% Visão: Light-Fraca, down rated by 50%	Light-Forte
Turnover	PBS-A, CTB and Telefônica BD: N/A Visão: Turnover experience in VISÃO plans (2015 to 2017)	PAMA and PCE: N/A Law No. 9656/98: Turnover experience in VISÃO plans (2015 to 2017)

12.31.19
	Post-retirement pension plans	Post-retirement health plans
Discount rate to present value of defined benefit liability	Visão: 6.6% / PBS-A and Telefônica BD: 7.2% / CTB: 7.0%	PAMA and PCE: 7.4% / Law 9.656/98: 7.5%
Future salary growth rate	CTB and PBS-A: N/A / Visão and Telefônica BD: 5.5%	N/A
Medical expense growth rate	N/A	6.9%
Nominal annual adjustment rate of pension benefits	3.8%	N/A
Medical service eligibility age	N/A	Female participants: 59 years Male participants: 63 years
Estimated retirement age	PBS-A, CTB and Telefônica BD: 57 years Visão: 60 years	Female participants: 59 years Male participants: 63 years
Mortality table for nondisabled individuals	PBS-A, CTB and Telefônica BD: AT-2000 Basic segregated by gender, down-rated by 10% Visão: AT-2000 Basic segregated by gender, down-rated by 50%	AT-2000 Basic segregated by gender, down-rated by 10%
Mortality table for disabled individuals	PBS-A, CTB and Telefônica BD: RP-2000 Disabled Female, down-rated by 40% Visão: N/A	RP-2000 Disabled Female, down-rated by 40%
Disability table	Telefônica BD: Light-Forte / PBS-A and CTB: N/A / Visão: Light-Fraca, down rated by 30%	Light-Forte
Turnover	PBS-A, CTB and Telefônica BD: N/A Visão: Turnover experience in VISÃO plans (2015 to 2017)	PAMA and PCE: N/A Law No. 9656/98: Turnover experience in VISÃO plans (2015 to 2017)

Schedule of impacts on the plans' defined benefit liabilities due to the new definition of the actuarial assumptions

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Defined benefit liability, based on current actuarial assumptions	2,238,700	1,863,359	4,102,059
Defined benefit liability, based on prior-year actuarial assumptions	2,358,891	2,112,510	4,471,401
Difference from change in actuarial assumptions	(120,191)	(249,151)	(369,342)

Summary of allocation of plan assets

	12.31.20		12.31.19
	Post-retirement	Post-retirement	Post-retirement	Post-retirement
	pension plans	health plans	pension plans	health plans
Investments with market value quoted in active market:
Fixed income investments
National Treasury Note (NTN)	2,878,204	938,986	3,067,926	940,144
Treasury Financial Letter	183,744	65,062	270,676	60,968
Repurchase operations	171,534	—	172,895	—
Debentures	22,104	—	16,818	—
Treasury Financial Letter (LFT)	15,099	—	14,238	—
FIDC shares / Others	22,815	—	24,517	—
National Treasury Notes (LTN)	167	—	282	—
Variable income investments
Investments linked to funds and market indexes	5,678	—	6,265	—
Investments in other sectors	286	—	622	—
Real estate investments	90,325	—	100,701	—
Loans to participants	19,374	—	19,870	—
Structured and overseas investments	1,967	—	2,104	—
Total	3,411,297	1,004,048	3,696,914	1,001,112

Discount rate
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of sensitivity analysis for actuarial assumptions

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Defined benefit liability, discounted to present value at current rate	2,238,700	1,863,359	4,102,059
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	2,152,416	1,729,350	3,881,766
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	2,332,035	2,012,077	4,344,112

Rate of growth of medical costs
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of sensitivity analysis for actuarial assumptions

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Defined benefit liability, projected by the current medical cost growth rate	2,238,700	1,863,359	4,102,059
Defined benefit liability, projected by the current medical cost growth considering a rate increased by 1%	2,238,700	2,176,479	4,415,179
Defined benefit liability, projected by the current medical cost growth considering a rate decreased by 1%	2,238,700	1,611,501	3,850,201

Defined benefit liability
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of changes in amount net of liability (asset) of defined benefit, net

	12.31.20			12.31.19
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Defined benefit liability at the beginning of the year	2,429,478	2,016,614	4,446,092	2,011,355	1,313,157	3,324,512
Liability assumed after acquisition of company	—	—	0	—	1,994	1,994
Current service costs	3,036	26,576	29,612	3,155	16,293	19,448
Interest on actuarial liabilities	167,991	150,510	318,501	175,695	121,088	296,783
Benefits paid	(171,177)	(48,101)	(219,278)	(165,929)	(53,724)	(219,653)
Member contributions paid	346	—	346	323	—	323
Actuarial losses (gains) adjusted by experience	(70,783)	(33,088)	(103,871)	93,699	226,928	320,627
Actuarial losses (gains) adjusted by demographic assumptions	(8,378)	(52,071)	(60,449)	—	(44,249)	(44,249)
Actuarial losses (gains) adjusted by financial assumptions	(111,813)	(197,081)	(308,894)	311,180	435,127	746,307
Defined benefit liability at the end of the year	2,238,700	1,863,359	4,102,059	2,429,478	2,016,614	4,446,092

Fair value of plan assets
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of changes in amount net of liability (asset) of defined benefit, net

	12.31.20			12.31.19
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Fair value of plan assets at the beginning of the year	3,696,914	1,001,112	4,698,026	2,999,669	763,325	3,762,994
Benefits paid	(164,587)	(43,477)	(208,064)	(159,001)	(36,774)	(195,775)
Participants contributions paid	346	—	346	323	—	323
Sponsor contributions paid	1,638	38	1,676	1,848	35	1,883
Interest income on plan assets	259,331	72,604	331,935	266,287	69,137	335,424
Return on plan assets excluding interest income	(305,530)	(26,229)	(331,759)	593,769	205,389	799,158
Distribution of reserves	(76,815)	—	(76,815)	(5,981)	—	(5,981)
Fair value of plan assets at the end of the year	3,411,297	1,004,048	4,415,345	3,696,914	1,001,112	4,698,026

Asset Limitation
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of changes in amount net of liability (asset) of defined benefit, net

	12.31.20			12.31.19
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Asset Limitation at the beginning of the year	1,128,691	57,371	1,186,062	1,056,682	50,281	1,106,963
Interest on the asset limitation	80,954	4,246	85,200	96,306	4,661	100,967
Changes in the assets limitation, except interest	(128,320)	(40,137)	(168,457)	(24,297)	2,429	(21,868)
Asset Limitation at the end of the year	1,081,325	21,480	1,102,805	1,128,691	57,371	1,186,062